Edict Acquisition (Consideration Transferred) (Details) (Edict Acquisition [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended		10 Months Ended	16 Months Ended
	Feb. 17, 2012		Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013
Edict Acquisition [Member]
Business Acquisition [Line Items]
Cash purchase of equity	$ 20,659
Contingent purchase price liabilities	11,641	[1],[2]
Cash paid for assumed indebtedness	4,300
Total purchase price	36,600
Contingent liability, payment period (years)	18 months
Payments of contingent liabilities			$ 9,908	$ 9,908	$ 9,908

[1]	Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and Abbreviated New Drug Application (“ANDA”) filings. All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through June 30, 2013, we had paid $9,908 thousand of the contingent purchase price liabilities.
[2]	Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and ANDA filings. All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through December 31, 2012, we had paid $9,908 thousand of the contingent purchase price liabilities.